Shareholder Report, Holdings (Details)	May 31, 2024
C000024762 [Member] | United States Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.50%	[1]
C000024762 [Member] | Euro Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%	[1]
C000024762 [Member] | Japan Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[1]
C000024762 [Member] | China Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[1]
C000024762 [Member] | United Kingdom Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[1]
C000024762 [Member] | Canada Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[1]
C000024762 [Member] | South Korea Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[1]
C000024762 [Member] | Australia Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[1]
C000024762 [Member] | Egypt Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[1]
C000024762 [Member] | New Zealand Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[1]
C000024762 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[1]
C000024762 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[1]
C000024762 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[1]
C000024762 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[1]
C000024762 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[1]
C000024762 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[1]
C000024762 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[1]
C000024762 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[1]
C000024762 [Member] | NEW ZEALAND
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[1]
C000024762 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	39.40%	[1]
C000024764 [Member] | United States Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.50%	[2]
C000024764 [Member] | Euro Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%	[2]
C000024764 [Member] | Japan Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[2]
C000024764 [Member] | China Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[2]
C000024764 [Member] | United Kingdom Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[2]
C000024764 [Member] | Canada Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[2]
C000024764 [Member] | South Korea Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[2]
C000024764 [Member] | Australia Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[2]
C000024764 [Member] | Egypt Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[2]
C000024764 [Member] | New Zealand Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[2]
C000024764 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[2]
C000024764 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[2]
C000024764 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[2]
C000024764 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[2]
C000024764 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[2]
C000024764 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[2]
C000024764 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[2]
C000024764 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[2]
C000024764 [Member] | NEW ZEALAND
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[2]
C000024764 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	39.40%	[2]
C000176365 [Member] | United States Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.50%	[3]
C000176365 [Member] | Euro Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%	[3]
C000176365 [Member] | Japan Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[3]
C000176365 [Member] | China Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[3]
C000176365 [Member] | United Kingdom Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[3]
C000176365 [Member] | Canada Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[3]
C000176365 [Member] | South Korea Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[3]
C000176365 [Member] | Australia Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[3]
C000176365 [Member] | Egypt Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[3]
C000176365 [Member] | New Zealand Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[3]
C000176365 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[3]
C000176365 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[3]
C000176365 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[3]
C000176365 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[3]
C000176365 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[3]
C000176365 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[3]
C000176365 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[3]
C000176365 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[3]
C000176365 [Member] | NEW ZEALAND
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[3]
C000176365 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	39.40%	[3]

[1]	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
[2]	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
[3]	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.